Portfolio of investments—September 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.96%
Alabama: 3.39%
Education revenue: 0.11%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50%	10-1-2054	$795,000	$853,733
Health revenue: 0.54%
Health Care Authority for Baptist Health Series A	5.00	11-15-2033	3,885,000	4,254,894
Housing revenue: 0.20%
Huntsville Public Building Authority	5.00	2-1-2052	1,500,000	1,603,576
Industrial development revenue: 0.13%
Selma Industrial Development Board International Paper Co. Series Aøø	1.38	5-1-2034	1,000,000	981,862
Utilities revenue: 2.41%
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	1,000,000	1,101,808
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	6,000,000	6,593,042
Southeast Alabama Gas Supply District Series Aøø	5.00	8-1-2054	3,000,000	3,259,954
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	1,000,000	1,018,017
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,000,000	5,387,687
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	1,500,000	1,615,373
				18,975,881
				26,669,946
Alaska: 0.24%
Health revenue: 0.24%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2032	1,740,000	1,865,068
Arizona: 2.31%
Education revenue: 1.69%
Arizona IDA Candeo Schools Obligated Group Series A	4.00	7-1-2047	650,000	613,705
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2041	1,000,000	984,148
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2031	1,045,000	1,040,990
IDA of the County of Pima Noah Webster Schools-Mesa Series A	6.75	12-15-2033	1,120,000	1,121,644
IDA of the County of Pima Paideia Academies, Inc.144A	5.00	7-1-2025	120,000	120,300
IDA of the County of Pima Paideia Academies, Inc.144A	6.00	7-1-2035	1,475,000	1,487,379
IDA of the County of Pima Paideia Academies, Inc.144A	6.13	7-1-2045	2,000,000	2,010,882
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	4.90	6-15-2028	840,000	833,047
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.75	6-15-2038	1,000,000	1,007,256
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.88	6-15-2048	500,000	500,985
Maricopa County IDA Horizon Community Learning Center, Inc.	5.00	7-1-2035	3,000,000	3,039,144
Sierra Vista IDA American Leadership Academy, Inc.144A%%	5.00	6-15-2044	500,000	508,734
				13,268,214
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M | 1

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.12%
Tempe IDA Life Care Village Obligated Group Series A	4.00%	12-1-2030	$495,000	$493,735
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2031	470,000	468,345
				962,080
Industrial development revenue: 0.21%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	1,250,000	1,265,972
Maricopa County Pollution Control Corp. Southern California Edison Co.	2.40	6-1-2035	500,000	430,084
				1,696,056
Utilities revenue: 0.29%
Salt Verde Financial Corp.	5.00	12-1-2032	2,055,000	2,250,301
				18,176,651
California: 1.07%
Airport revenue: 0.50%
City of Los Angeles Department of Airports Series G AMT	5.25	5-15-2047	1,000,000	1,082,306
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2033	1,695,000	1,864,024
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2035	1,000,000	1,028,546
				3,974,876
GO revenue: 0.01%
Hawthorne School District Series C (NPFGC Insured)¤	0.00	11-1-2025	100,000	96,918
Health revenue: 0.16%
California HFFA Sutter Health Obligated Group Series A	5.00	11-15-2048	1,200,000	1,246,166
Housing revenue: 0.11%
California Community Housing Agency Serenity at Larkspur Apartments Series A144A	5.00	2-1-2050	500,000	395,541
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	460,603	472,873
				868,414
Transportation revenue: 0.29%
Riverside County Transportation Commission Series B-1	4.00	6-1-2046	2,250,000	2,261,995
				8,448,369
Colorado: 3.84%
Airport revenue: 0.18%
City & County of Denver Airport System Revenue Series B	5.25	11-15-2053	1,250,000	1,385,063
Education revenue: 0.20%
Colorado ECFA Banning Lewis Ranch Academy Building Co. LLC	6.00	12-15-2037	1,240,000	1,270,787
Colorado ECFA Community Leadership Academy, Inc.	7.00	8-1-2033	335,000	335,856
				1,606,643
GO revenue: 1.31%
Aviation Station North Metropolitan District No. 2 Series A	5.00	12-1-2039	750,000	749,834
Aviation Station North Metropolitan District No. 2 Series A	5.00	12-1-2048	850,000	811,779
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Broadway Station Metropolitan District No. 3 Series A	5.00%	12-1-2039	$749,000	$677,007
Rampart Range Metropolitan District No. 5	4.00	12-1-2036	1,000,000	977,836
Southlands Metropolitan District No. 1 Series A-2	5.00	12-1-2047	650,000	651,098
Thompson Crossing Metropolitan District No. 4	5.00	12-1-2039	1,400,000	1,405,535
Weld County School District No. RE-4	5.00	12-1-2041	4,500,000	5,051,328
				10,324,417
Health revenue: 1.04%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	2,000,000	1,993,787
Colorado Health Facilities Authority CommonSpirit Health Obligated Group	5.50	11-1-2047	1,000,000	1,124,965
Colorado Health Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2044	3,000,000	3,127,225
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	4.00	5-15-2052	2,000,000	1,934,335
				8,180,312
Industrial development revenue: 0.33%
Denver Convention Center Hotel Authority	5.00	12-1-2033	2,500,000	2,561,240
Miscellaneous revenue: 0.30%
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AGM Insured)	5.00	12-1-2054	750,000	804,610
Westminster Public Schools COP (AGM Insured)	5.00	12-1-2048	1,500,000	1,563,700
				2,368,310
Utilities revenue: 0.48%
Public Authority for Colorado Energy	6.50	11-15-2038	3,000,000	3,761,263
				30,187,248
Connecticut: 1.35%
Education revenue: 0.66%
Connecticut State HEFA Fairfield University Series Q-1	5.00	7-1-2046	5,130,000	5,189,500
GO revenue: 0.31%
City of Bridgeport Series A	5.00	6-1-2035	1,000,000	1,099,742
Town of Hamden (BAM Insured)	5.00	8-15-2025	275,000	275,535
Town of Hamden Series A (BAM Insured)	4.00	8-1-2039	500,000	510,385
Town of Hamden Series A (BAM Insured)	5.00	8-1-2035	500,000	552,137
				2,437,799
Health revenue: 0.38%
Connecticut State HEFA Nuvance Health Obligated Group Series A	4.00	7-1-2041	860,000	830,439
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2040	2,150,000	2,154,633
				2,985,072
				10,612,371
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M | 3

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
District of Columbia: 0.30%
Airport revenue: 0.30%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00%	10-1-2046	$1,500,000	$1,580,567
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.25	10-1-2048	715,000	773,705
				2,354,272
Florida: 8.65%
Airport revenue: 3.62%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2036	4,500,000	4,552,712
County of Broward Port Facilities Revenue Series B AMT	4.00	9-1-2037	7,490,000	7,597,403
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2049	3,000,000	3,090,296
County of Miami-Dade Seaport Department Series A AMT	5.25	10-1-2052	3,000,000	3,214,676
County of Miami-Dade Seaport Department Series B-1 AMT	4.00	10-1-2046	1,500,000	1,450,675
Jacksonville Port Authority Series B	5.00	11-1-2040	2,625,000	2,790,310
Jacksonville Port Authority Series B	5.00	11-1-2044	5,500,000	5,782,255
				28,478,327
Education revenue: 0.75%
Capital Projects Finance Authority Series A144A	7.00	6-15-2030	1,500,000	1,575,268
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00	6-15-2044	1,000,000	1,020,051
Florida Development Finance Corp. Cornerstone Charter Academy: A Challenge Foundation Academy, Inc.144A	5.00	10-1-2042	500,000	505,907
Florida Higher Educational Facilities Financial Authority Jacksonville University Series A-1144A	4.50	6-1-2033	1,300,000	1,312,565
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	5.75	9-15-2035	1,500,000	1,510,356
				5,924,147
Health revenue: 2.94%
City of Atlantic Beach Naval Continuing Care Retirement Foundation Obligated Group Series B	5.63	11-15-2043	1,500,000	1,501,918
City of Jacksonville Genesis Health, Inc. Obligated Group	4.00	11-1-2045	1,500,000	1,409,607
City of Tampa BayCare Obligated Group Series A	4.00	11-15-2046	1,750,000	1,689,445
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2030	225,000	249,734
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2031	450,000	497,292
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2032	250,000	275,637
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2033	250,000	273,515
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2035	475,000	517,720
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2036	475,000	517,002
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.25	8-1-2049	4,000,000	4,301,028
Hillsborough County IDA BayCare Obligated Group Series C	4.13	11-15-2051	2,000,000	1,964,374
See accompanying notes to portfolio of investments
4 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Holmes County Hospital Corp.	6.00%	11-1-2038	$250,000	$228,615
Lee County IDA Shell Point Obligated Group	5.00	11-15-2044	1,000,000	1,042,470
Lee County IDA Shell Point Obligated Group	5.00	11-15-2049	2,000,000	2,069,044
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2054	2,000,000	2,148,005
Lee County IDA Shell Point Obligated Group Series B-2	4.38	11-15-2029	775,000	780,551
Sarasota County Public Hospital District Obligated Group	5.00	7-1-2052	1,250,000	1,334,089
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	2,440,000	2,380,847
				23,180,893
Miscellaneous revenue: 0.25%
County of Broward Tourist Development Tax Revenue	4.00	9-1-2047	1,000,000	983,322
Julington Creek Plantation Community Development District Series 2023 Assessment (AGM Insured)	4.63	5-1-2054	1,000,000	1,020,559
				2,003,881
Transportation revenue: 0.65%
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2029	500,000	500,683
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2030	550,000	550,691
Sunshine Skyway Bridge Series A (AGM Insured)	4.00	7-1-2037	4,000,000	4,081,806
				5,133,180
Utilities revenue: 0.08%
City of Lakeland Department of Electric Utilities	5.00	10-1-2048	500,000	592,995
Water & sewer revenue: 0.36%
County of Orange Water Utility System Revenue	5.00	10-1-2040	1,090,000	1,201,383
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2038	1,455,000	1,606,605
				2,807,988
				68,121,411
Georgia: 5.01%
Airport revenue: 0.41%
City of Atlanta Department of Aviation Series C AMT	5.00	7-1-2048	3,000,000	3,190,135
Education revenue: 0.19%
Development Authority of Cobb County Northwest Classical Academy, Inc. Series A144A	6.00	6-15-2043	500,000	517,447
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	6.25	7-1-2044	1,000,000	1,001,441
				1,518,888
Health revenue: 0.13%
Development Authority for Fulton County WellStar Health System Obligated Group Series A	5.00	4-1-2042	1,000,000	1,024,296
Housing revenue: 0.34%
Georgia HFA Series A	4.70	12-1-2054	2,600,000	2,648,886
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M | 5

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.13%
Atlanta Development Authority Tuff Yamacraw LLC Series A (Ambac Insured)	5.00%	1-1-2027	$50,000	$51,804
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	1,000,000	964,566
				1,016,370
Miscellaneous revenue: 0.23%
Brookhaven Urban Redevelopment Agency Special Service Tax District Series A	4.00	7-1-2044	1,800,000	1,836,901
Tax revenue: 0.13%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.00	4-1-2034	500,000	514,572
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	500,000	517,130
				1,031,702
Utilities revenue: 3.45%
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	5,000,000	5,338,615
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	1,000,000	1,093,085
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	1,000,000	1,082,570
Main Street Natural Gas, Inc. Series Cøø	4.00	5-1-2052	1,500,000	1,525,720
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	6,550,000	6,539,923
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	2,000,000	2,136,427
Main Street Natural Gas, Inc. Series E-1øø	5.00	12-1-2053	3,000,000	3,266,859
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2036	800,000	846,395
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	7-1-2064	4,000,000	4,248,000
Municipal Electric Authority of Georgia Series A	5.00	1-1-2044	1,000,000	1,047,525
				27,125,119
				39,392,297
Guam: 0.18%
Airport revenue: 0.05%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2036	370,000	403,730
Miscellaneous revenue: 0.13%
Territory of Guam Series F	4.00	1-1-2042	1,000,000	986,581
				1,390,311
Hawaii: 0.26%
Airport revenue: 0.26%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2048	2,000,000	2,049,360
See accompanying notes to portfolio of investments
6 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Idaho: 0.49%
Education revenue: 0.14%
Idaho Housing & Finance Association Arts Charter School, Inc. Series A144A	5.00%	12-1-2036	$800,000	$801,666
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	5.85	5-1-2033	335,000	335,364
				1,137,030
Health revenue: 0.35%
Idaho Health Facilities Authority Trinity Health Corp. Obligated Group Series D	4.00	12-1-2043	2,710,000	2,717,580
				3,854,610
Illinois: 13.94%
Airport revenue: 0.89%
Chicago O’Hare International Airport AMT	5.00	1-1-2032	1,440,000	1,443,869
Chicago O’Hare International Airport Series A AMT	5.00	1-1-2048	2,000,000	2,053,820
Chicago O’Hare International Airport Series B	4.00	1-1-2044	2,000,000	1,978,493
Chicago O’Hare International Airport Series B	4.50	1-1-2056	1,000,000	1,007,640
Chicago O’Hare International Airport Transportation Infrastructure Purpose Obligated Group AMT	5.00	7-1-2038	500,000	513,857
				6,997,679
Education revenue: 0.82%
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2041	1,740,000	1,904,507
Illinois Finance Authority University of Chicago Series A	5.25	5-15-2048	1,475,000	1,645,220
Illinois Finance Authority Wesleyan University	5.00	9-1-2036	2,345,000	2,410,482
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2031	450,000	471,833
				6,432,042
GO revenue: 5.30%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	1,500,000	1,672,365
Chicago Board of Education Series A	5.00	12-1-2035	4,250,000	4,461,727
Chicago Board of Education Series A	5.00	12-1-2038	4,105,000	4,266,481
Chicago Board of Education Series A	5.00	12-1-2042	2,000,000	1,999,866
Chicago Board of Education Series D	5.00	12-1-2046	4,150,000	4,149,828
Chicago Board of Education Series H	5.00	12-1-2036	1,000,000	1,021,073
Chicago Park District Series A	5.00	1-1-2030	1,000,000	1,021,520
Chicago Park District Series A	5.00	1-1-2031	1,000,000	1,020,303
Chicago Park District Series A	5.00	1-1-2032	1,225,000	1,248,906
Chicago Park District Series A	5.00	1-1-2035	1,000,000	1,018,074
Chicago Park District Series E	5.00	11-15-2029	1,735,000	1,796,987
City of Chicago (NPFGC Insured)¤	0.00	1-1-2031	800,000	638,298
City of Chicago Series A	5.00	1-1-2045	3,000,000	3,148,205
City of Chicago Series A	6.00	1-1-2038	3,500,000	3,657,529
Cook County School District No. 144 Prairie Hills Series C CAB (AGM Insured)¤	0.00	12-1-2025	675,000	648,164
County of Will	4.00	11-15-2047	1,645,000	1,607,802
Metropolitan Water Reclamation District of Greater Chicago Series C	5.00	12-1-2045	1,000,000	1,023,048
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M | 7

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
State of Illinois Series B	5.00%	10-1-2031	$2,000,000	$2,211,324
Village of Bolingbrook (AGM Insured)	5.00	1-1-2031	500,000	502,465
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2027	1,030,000	959,539
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2028	475,000	428,348
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	1,625,000	1,209,339
Will County Community Unit School District No. 201-U Crete-Monee Series B (AGM Insured)	4.00	1-1-2032	715,000	739,325
Will County Community Unit School District No. 201-U Crete-Monee Series B (AGM Insured)	4.00	1-1-2033	745,000	766,256
Will County Community Unit School District No. 201-U Crete-Monee Series B (AGM Insured)	4.00	1-1-2035	475,000	483,959
				41,700,731
Health revenue: 3.17%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	1,750,000	1,691,233
Illinois Finance Authority Carle Foundation Obligated Group Series A	5.00	2-15-2045	5,350,000	5,411,249
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series D (JPMorgan Chase Bank N.A. SPA)ø##	3.45	8-15-2057	12,000,000	12,000,000
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2045	1,750,000	1,761,268
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00	8-15-2047	3,000,000	3,199,007
Illinois Finance Authority University of Illinois	4.00	10-1-2050	1,000,000	937,464
				25,000,221
Housing revenue: 1.58%
Illinois Sports Facilities Authority	5.00	6-15-2029	1,000,000	1,060,066
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	4.00	12-15-2042	750,000	748,902
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A (NPFGC Insured)¤	0.00	6-15-2029	1,950,000	1,680,610
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A (NPFGC Insured)¤	0.00	12-15-2030	11,000,000	8,943,732
				12,433,310
Tax revenue: 0.87%
County of Cook Sales Tax Revenue Series A	5.00	11-15-2037	1,625,000	1,790,501
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2028	1,500,000	1,508,253
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2031	2,500,000	2,513,766
Sales Tax Securitization Corp. Series A	4.00	1-1-2038	1,000,000	1,017,394
				6,829,914
See accompanying notes to portfolio of investments
8 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.72%
Illinois State Toll Highway Authority Series A	4.00%	1-1-2046	$2,000,000	$1,982,766
Illinois State Toll Highway Authority Series A	5.00	1-1-2045	3,450,000	3,722,492
				5,705,258
Water & sewer revenue: 0.59%
City of Chicago Wastewater Transmission Revenue Series A (AGM Insured)	5.25	1-1-2048	1,000,000	1,095,106
City of Chicago Waterworks Revenue Second Lien Project	5.00	11-1-2044	2,500,000	2,508,939
City of Chicago Waterworks Revenue Series 2017-2 (AGM Insured)	5.00	11-1-2037	1,000,000	1,046,025
				4,650,070
				109,749,225
Indiana: 1.39%
Education revenue: 0.20%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	1,500,000	1,556,448
Health revenue: 0.69%
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2034	5,360,000	5,448,740
Industrial development revenue: 0.44%
City of Valparaiso Pratt Paper LLC AMT144A	4.88	1-1-2044	2,225,000	2,335,657
Indianapolis Local Public Improvement Bond Bank Series E	5.75	3-1-2043	1,000,000	1,119,054
				3,454,711
Water & sewer revenue: 0.06%
Terre Haute Sanitary District BAN	5.25	9-28-2028	500,000	500,193
				10,960,092
Kansas: 0.76%
Tax revenue: 0.76%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	13,540,000	5,976,131
Kentucky: 1.23%
Health revenue: 0.56%
County of Warren Bowling Green Community Hospital Corp.	5.25	4-1-2054	3,000,000	3,284,557
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2039	1,000,000	1,114,013
				4,398,570
Housing revenue: 0.32%
Kentucky State Property & Building Commission Project No. 124 Series A (AGM Insured)	5.00	11-1-2039	2,325,000	2,545,586
Transportation revenue: 0.15%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2029	1,400,000	1,155,415
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M | 9

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.20%
Paducah Electric Plant Board Series A (AGM Insured)	5.00%	10-1-2035	$1,510,000	$1,559,165
				9,658,736
Louisiana: 0.95%
Airport revenue: 0.29%
New Orleans Aviation Board Louis Armstrong International Airport Series A	5.00	1-1-2040	1,215,000	1,217,865
New Orleans Aviation Board Louis Armstrong New Orleans International Airport Series B AMT	5.00	1-1-2030	360,000	361,196
Port New Orleans Board of Commissioners Series E AMT	5.00	4-1-2038	640,000	676,333
				2,255,394
Industrial development revenue: 0.12%
Parish of St. John the Baptist Marathon Oil Corp. Series A-3øø	2.20	6-1-2037	1,000,000	979,515
Tax revenue: 0.28%
Ernest N Morial New Orleans Exhibition Hall Authority	5.25	7-15-2048	2,000,000	2,205,617
Water & sewer revenue: 0.26%
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2034	500,000	515,478
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2035	500,000	514,055
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2036	565,000	579,033
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2037	415,000	424,161
				2,032,727
				7,473,253
Maryland: 1.87%
Airport revenue: 0.26%
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00	7-1-2039	1,100,000	1,087,467
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00	7-1-2044	750,000	710,565
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	5.00	7-1-2029	220,000	236,041
				2,034,073
Education revenue: 0.70%
County of Prince George’s Chesapeake Lighthouse Charter School Obligated Group Series A-2øø	6.00	8-1-2048	2,780,000	2,963,892
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	5.75	8-1-2033	1,000,000	1,023,376
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	7.00	8-1-2046	1,500,000	1,537,874
				5,525,142
GO revenue: 0.25%
County of Baltimore	4.00	3-1-2042	2,000,000	2,009,938
See accompanying notes to portfolio of investments
10 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.66%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group Series B	4.00%	1-1-2051	$5,000,000	$4,618,123
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2040	550,000	546,057
				5,164,180
				14,733,333
Massachusetts: 1.67%
Airport revenue: 0.28%
Massachusetts Port Authority Series A AMT	5.00	7-1-2041	2,000,000	2,158,734
GO revenue: 0.49%
Commonwealth of Massachusetts Series D	5.00	10-1-2053	3,540,000	3,865,376
Health revenue: 0.90%
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series F	5.00	8-15-2045	2,000,000	2,012,573
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series D	5.00	7-1-2054	3,000,000	3,254,528
Massachusetts Development Finance Agency UMass Memorial Health Care Obligated Group Series L	5.00	7-1-2044	1,785,000	1,816,859
				7,083,960
				13,108,070
Michigan: 3.25%
Health revenue: 0.39%
Michigan Finance Authority McLaren Health Care Corp. Obligated Group Series A	4.00	2-15-2047	1,500,000	1,470,416
Michigan Finance Authority Sparrow Health Obligated Group	5.00	11-15-2045	450,000	455,776
Michigan Finance Authority Trinity Health Corp. Obligated Group Series A	4.00	12-1-2049	1,165,000	1,115,755
				3,041,947
Miscellaneous revenue: 0.94%
Michigan Finance Authority County of Wayne	4.00	11-1-2048	2,000,000	1,929,542
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2039	4,000,000	4,002,847
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	1,500,000	1,500,812
				7,433,201
Utilities revenue: 0.42%
Lansing Board of Water & Light Series A	5.25	7-1-2054	3,000,000	3,337,931
Water & sewer revenue: 1.50%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2036	3,560,000	3,677,743
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M | 11

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Great Lakes Water Authority Water Supply System Revenue Series D	4.00%	7-1-2032	$4,000,000	$4,058,252
Great Lakes Water Authority Water Supply System Revenue Series D (AGM Insured)	4.00	7-1-2033	4,000,000	4,062,110
				11,798,105
				25,611,184
Minnesota: 0.11%
Airport revenue: 0.09%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.25	1-1-2047	650,000	700,492
Education revenue: 0.02%
City of Independence Beacon Academy Series A	4.25	7-1-2026	155,000	153,380
				853,872
Mississippi: 0.48%
Miscellaneous revenue: 0.48%
Mississippi Development Bank City of Jackson Water & Sewer System Revenue (AGM Insured)	5.00	9-1-2030	670,000	670,921
Mississippi Development Bank City of Jackson Series A	5.00	3-1-2026	3,050,000	3,124,050
				3,794,971
Missouri: 1.03%
Miscellaneous revenue: 0.65%
Kansas City IDA Airport Revenue Series B AMT (AGM Insured)	5.00	3-1-2049	5,000,000	5,164,811
Water & sewer revenue: 0.38%
City of Kansas City Sanitary Sewer System Revenue Series A	4.00	1-1-2049	3,000,000	2,964,092
				8,128,903
Nevada: 0.93%
GO revenue: 0.75%
Clark County School District Series A (AGM Insured)	4.00	6-15-2035	2,000,000	2,028,365
Clark County School District Series A (AGM Insured)	4.00	6-15-2040	750,000	763,230
County of Clark Series A	5.00	5-1-2048	3,000,000	3,135,027
				5,926,622
Industrial development revenue: 0.07%
County of Clark Southern California Edison Co.	2.10	6-1-2031	600,000	534,782
Utilities revenue: 0.11%
County of Washoe Sierra Pacific Power Co. Series Føø	4.13	3-1-2036	850,000	862,668
				7,324,072
New Hampshire: 0.76%
Housing revenue: 0.24%
New Hampshire Business Finance Authority Series 1-A	4.13	1-20-2034	1,856,908	1,884,998
See accompanying notes to portfolio of investments
12 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.13%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50%	10-1-2033	$1,000,000	$1,051,184
Water & sewer revenue: 0.39%
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00	1-1-2027	845,000	862,186
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00	1-1-2028	2,170,000	2,184,350
				3,046,536
				5,982,718
New Jersey: 3.23%
Education revenue: 0.30%
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2041	530,000	541,010
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.00	7-1-2027	325,000	328,414
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.25	7-1-2037	1,500,000	1,501,610
				2,371,034
Housing revenue: 1.73%
New Jersey EDA Motor Vehicle Surcharge Revenue Series A (NPFGC Insured)	5.25	7-1-2026	205,000	212,301
New Jersey EDA Portal North Bridge Project Series A	5.25	11-1-2041	2,000,000	2,244,998
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.30	10-1-2025	3,375,000	3,372,787
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.45	10-1-2026	1,495,000	1,504,819
New Jersey TTFA Series A¤	0.00	12-15-2031	2,500,000	1,970,888
New Jersey TTFA Series A	4.00	6-15-2042	750,000	760,726
New Jersey TTFA Series A-1	5.00	6-15-2029	2,000,000	2,067,044
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,510,350
				13,643,913
Miscellaneous revenue: 0.16%
Tender Option Bond Trust Receipts/Certificates Series 2016-XM0226 (NPFGC Insured) (Bank of America N.A. LIQ)144Aø	3.04	9-11-2025	1,220,000	1,220,000
Tax revenue: 0.46%
New Jersey TTFA Series AA	4.00	6-15-2039	2,250,000	2,301,925
New Jersey TTFA Series AA	5.00	6-15-2040	1,250,000	1,357,669
				3,659,594
Transportation revenue: 0.14%
South Jersey Transportation Authority Series A	5.25	11-1-2052	1,000,000	1,080,940
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M | 13

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.44%
Jersey City Municipal Utilities Authority Water Fund Series C (AGM Insured)	5.25%	10-15-2054	$2,000,000	$2,256,209
New Jersey EDA American Water Co., Inc. Series A AMTøø	2.20	10-1-2039	1,350,000	1,211,590
				3,467,799
				25,443,280
New York: 8.29%
Airport revenue: 1.66%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	500,000	543,326
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	500,000	565,331
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2033	1,000,000	1,094,814
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2034	2,000,000	2,179,085
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2060	2,285,000	2,442,501
New York Transportation Development Corp. JFK NTO LLC AMT (AGM Insured)	5.00	6-30-2054	5,000,000	5,228,284
Port Authority of New York & New Jersey Series 221 AMT	4.00	7-15-2040	1,000,000	1,007,766
				13,061,107
Education revenue: 2.05%
Babylon L D Corp. II Series A	6.65	2-1-2053	3,500,000	3,642,180
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	1,155,000	992,632
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	1,915,000	1,544,729
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	3,500,000	3,524,390
Hempstead Town Local Development Corp. Academy Charter School Series B	5.66	2-1-2044	4,585,000	4,489,082
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2042	1,500,000	1,574,271
Troy Capital Resource Corp.	4.00	9-1-2032	350,000	362,969
				16,130,253
Health revenue: 0.16%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	4.00	4-1-2038	1,250,000	1,267,823
Industrial development revenue: 1.30%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	922,372
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2031	1,135,000	1,176,177
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2034	2,000,000	2,064,846
See accompanying notes to portfolio of investments
14 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue(continued)
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00%	10-1-2035	$3,500,000	$3,694,823
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2040	2,290,000	2,375,551
				10,233,769
Miscellaneous revenue: 0.25%
Suffolk Regional Off-Track Betting Co.	6.00	12-1-2053	1,000,000	1,054,399
Western Regional Off-Track Betting Corp.144A	4.13	12-1-2041	1,000,000	929,511
				1,983,910
Tax revenue: 1.72%
Empire State Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2042	3,000,000	3,026,859
Empire State Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2043	1,500,000	1,506,519
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00	2-1-2041	2,000,000	2,004,919
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	3-15-2043	2,350,000	2,488,664
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2042	1,500,000	1,517,940
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series A-2	5.25	5-15-2064	2,715,000	2,981,697
				13,526,598
Transportation revenue: 1.05%
Metropolitan Transportation Authority Series C-1	5.00	11-15-2034	3,000,000	3,165,633
Metropolitan Transportation Authority Series C-1	5.25	11-15-2030	2,000,000	2,048,011
Metropolitan Transportation Authority Series C-1	5.25	11-15-2031	3,000,000	3,070,344
				8,283,988
Utilities revenue: 0.10%
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	750,000	777,358
				65,264,806
North Carolina: 0.64%
Health revenue: 0.44%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series E (Royal Bank of Canada LOC)ø	3.85	1-15-2042	3,500,000	3,500,000
Transportation revenue: 0.20%
North Carolina Turnpike Authority Series A (AGM Insured)	5.00	1-1-2054	1,425,000	1,541,482
				5,041,482
North Dakota: 0.10%
Health revenue: 0.10%
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2048	700,000	740,635
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M | 15

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ohio: 2.36%
Airport revenue: 0.30%
Port of Greater Cincinnati Development Authorityøø	4.38%	6-15-2056	$2,340,000	$2,319,176
Health revenue: 0.94%
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2041	2,000,000	1,961,077
Cleveland-Cuyahoga County Port Authority Centers for Dialysis Care Obligated Group Series A	5.00	12-1-2037	2,700,000	2,749,204
County of Lucas Promedica Healthcare Obligated Group Series A	5.25	11-15-2048	750,000	766,084
County of Montgomery Premier Health Partners Obligated Group Series A	4.00	11-15-2039	2,000,000	1,947,335
				7,423,700
Housing revenue: 0.52%
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2029	2,070,000	2,091,000
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2035	2,000,000	2,018,961
				4,109,961
Industrial development revenue: 0.25%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	2.88	2-1-2026	2,000,000	1,962,472
Tobacco revenue: 0.02%
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-3 CAB¤	0.00	6-1-2057	2,000,000	190,308
Transportation revenue: 0.14%
Summit County Development Finance Authority University of Akron Parking Project	5.75	12-1-2053	1,000,000	1,090,811
Utilities revenue: 0.19%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	1,500,000	1,490,153
				18,586,581
Oklahoma: 1.77%
Airport revenue: 0.77%
Oklahoma City Airport Trust AMT	5.00	7-1-2037	3,805,000	3,973,390
Tulsa Airports Improvement Trust Series A AMT (AGM Insured)	5.25	6-1-2048	2,000,000	2,068,585
				6,041,975
Housing revenue: 1.00%
Custer County EDA Independent School District No. 7 Thomas-Fay- Custer	4.00	12-1-2031	3,250,000	3,374,042
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2027	1,895,000	1,964,812
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2030	2,000,000	2,034,509
Pontotoc County Educational Facilities Authority Ada Independent School District No. 19	4.00	9-1-2040	500,000	495,250
				7,868,613
				13,910,588
See accompanying notes to portfolio of investments
16 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oregon: 0.45%
Airport revenue: 0.42%
Port of Portland Airport Revenue Series 30A AMT	5.25%	7-1-2054	$3,000,000	$3,267,759
Health revenue: 0.03%
Astoria Hospital Facilities Authority Columbia Lutheran Charities Obligated Group	5.25	8-1-2054	250,000	267,735
				3,535,494
Pennsylvania: 7.04%
Airport revenue: 1.08%
Allegheny County Airport Authority Series A AMT (AGM Insured)	4.00	1-1-2046	3,715,000	3,662,839
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2042	2,500,000	2,558,987
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2036	1,630,000	1,648,543
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2040	655,000	650,632
				8,521,001
Education revenue: 0.48%
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2034	750,000	762,669
Philadelphia IDA Southwest Leadership Academy Series A	6.47	11-1-2037	2,390,000	2,243,535
Philadelphia IDA Tacony Academy Charter School144A	5.38	6-15-2038	750,000	783,911
				3,790,115
GO revenue: 1.11%
Armstrong School District Series A (BAM Insured)	4.00	3-15-2037	1,000,000	1,020,493
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2040	1,000,000	1,018,560
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,523,540
School District of Philadelphia Series F	5.00	9-1-2030	1,000,000	1,033,754
School District of Philadelphia Series F	5.00	9-1-2036	3,000,000	3,079,294
School District of Philadelphia Series F	5.00	9-1-2037	1,000,000	1,025,124
				8,700,765
Health revenue: 1.10%
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2035	450,000	453,829
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2036	900,000	906,969
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2037	2,285,000	2,300,933
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AGM Insured)	5.00	8-15-2049	3,645,000	4,039,110
Pennsylvania EDFA UPMC Obligated Group Series A-1	4.00	4-15-2045	1,000,000	987,831
				8,688,672
Housing revenue: 2.14%
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	5,000,000	5,103,285
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	5.25	6-30-2053	3,430,000	3,626,728
Pennsylvania Housing Finance Agency	4.45	10-1-2044	1,000,000	1,012,201
Philadelphia Municipal Authority	5.00	4-1-2033	2,355,000	2,460,115
State Public School Building Authority School District of Philadelphia	5.00	6-1-2036	4,525,000	4,664,604
				16,866,933
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M | 17

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.20%
Philadelphia IDA	5.00%	12-1-2037	$1,500,000	$1,566,484
Tax revenue: 0.14%
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	1,000,000	1,108,095
Transportation revenue: 0.79%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,503,139
Pennsylvania EDFA Series A (AGM Insured)	5.00	1-1-2038	1,360,000	1,487,356
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2043	1,115,000	1,174,113
Pennsylvania Turnpike Commission Series A	4.00	12-1-2045	1,000,000	997,524
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,041,474
				6,203,606
				55,445,671
South Carolina: 0.02%
Resource recovery revenue: 0.02%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00	12-6-2029	115,000	92,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.00	2-1-2035	1,500,000	75,000
				167,000
Tennessee: 0.73%
Health revenue: 0.35%
Chattanooga Health Educational & Housing Facility Board Erlanger Health Obligated Group	5.25	12-1-2049	2,500,000	2,757,015
Housing revenue: 0.24%
Knox County Health Educational & Housing Facility Board Provident Group - UTK Properties LLC Series A-1 (BAM Insured)	5.50	7-1-2059	1,750,000	1,914,288
Utilities revenue: 0.14%
Tennergy Corp. Series Aøø	5.50	10-1-2053	1,000,000	1,090,828
				5,762,131
Texas: 6.03%
Airport revenue: 0.95%
City of Austin Airport System Revenue AMT	5.00	11-15-2044	2,500,000	2,500,732
Dallas Fort Worth International Airport Series B	4.00	11-1-2045	2,400,000	2,389,281
Port Authority of Houston of Harris County	4.00	10-1-2039	2,500,000	2,569,772
				7,459,785
Education revenue: 1.53%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.75	6-15-2049	915,000	916,521
Arlington Higher Education Finance Corp. Leadership Prep School%%	4.25	6-15-2059	1,100,000	1,089,780
Arlington Higher Education Finance Corp. LTTS Charter School, Inc. Series A	7.13	3-1-2044	1,250,000	1,250,428
See accompanying notes to portfolio of investments
18 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.00%	2-15-2042	$250,000	$254,311
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.50	8-15-2035	2,000,000	2,033,895
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.75	8-15-2038	1,000,000	1,018,302
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.00	8-15-2038	2,500,000	2,549,749
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.13	8-15-2048	2,250,000	2,288,808
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	6.00	6-15-2048	650,000	661,356
				12,063,150
GO revenue: 2.13%
City of Palestine (AGM Insured)	4.00	2-15-2051	3,625,000	3,437,546
City of Port Isabel144A	5.10	2-15-2049	460,000	466,155
City of Waco Series A	5.00	2-1-2049	850,000	930,334
El Paso County Hospital District	5.00	8-15-2029	1,555,000	1,558,422
Krum Independent School District	4.25	8-15-2054	2,000,000	2,003,408
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2045	7,610,000	8,354,752
				16,750,617
Health revenue: 0.18%
Greater Texas Cultural Education Facilities Finance Corp. Texas Biomedical Research Institute Series A	5.00	6-1-2041	1,310,000	1,406,063
Industrial development revenue: 0.13%
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.00	1-1-2039	1,000,000	1,044,970
Miscellaneous revenue: 0.19%
Greater Texoma Utility Authority Sherman Water & Sewer System Revenue (AGM Insured)	4.25	10-1-2053	1,500,000	1,492,807
Tax revenue: 0.23%
City of Dallas Fair Park Venue Project144Aøø	6.25	8-15-2053	750,000	753,686
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2035	1,070,000	1,078,614
				1,832,300
Transportation revenue: 0.53%
Central Texas Regional Mobility Authority Series A	5.00	1-1-2049	1,000,000	1,051,585
Central Texas Regional Mobility Authority Series B	4.00	1-1-2038	550,000	561,970
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	4.00	12-31-2037	2,500,000	2,531,643
				4,145,198
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M | 19

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.16%
Upper Trinity Regional Water District (BAM Insured)	5.00%	8-1-2028	$750,000	$772,863
Upper Trinity Regional Water District (BAM Insured)	5.00	8-1-2029	500,000	515,148
				1,288,011
				47,482,901
Utah: 1.93%
Airport revenue: 0.48%
City of Salt Lake City Airport Revenue Series A AMT	5.25	7-1-2048	2,575,000	2,750,407
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2043	1,000,000	1,046,280
				3,796,687
Education revenue: 0.93%
Utah Charter School Finance Authority Early Light Academy, Inc.144A	4.50	7-15-2027	235,000	234,826
Utah Charter School Finance Authority Freedom Academy Foundation144A	5.25	6-15-2037	3,000,000	3,011,429
Utah Charter School Finance Authority Freedom Academy Foundation144A	5.38	6-15-2048	1,500,000	1,461,399
Utah Charter School Finance Authority Summit Academy, Inc. Series A	5.00	4-15-2039	1,550,000	1,623,738
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	3.63	6-15-2029	300,000	289,882
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	5.00	6-15-2039	675,000	676,071
				7,297,345
Health revenue: 0.37%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	3,000,000	2,933,274
Housing revenue: 0.15%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	1,000,000	1,123,528
				15,150,834
Virginia: 0.39%
Health revenue: 0.33%
Fairfax County IDA Inova Health System Obligated Group	4.13	5-15-2054	1,300,000	1,287,830
Fairfax County IDA Inova Health System Obligated Group	5.00	5-15-2051	1,000,000	1,093,019
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	230,000	230,134
				2,610,983
Transportation revenue: 0.06%
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2040	500,000	486,835
				3,097,818
Washington: 4.56%
Airport revenue: 1.71%
Port of Seattle AMT	4.00	4-1-2044	3,500,000	3,414,021
See accompanying notes to portfolio of investments
20 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Port of Seattle AMT	5.00%	4-1-2044	$3,000,000	$3,108,616
Port of Seattle Series B AMT	5.00	8-1-2047	1,000,000	1,061,903
Port of Seattle Series B AMT	5.25	7-1-2049	4,000,000	4,330,943
Port of Seattle Series C AMT	5.00	8-1-2046	1,500,000	1,583,029
				13,498,512
GO revenue: 1.26%
Grant County Public Hospital District No. 2	5.00	12-1-2038	1,500,000	1,570,533
King County Public Hospital District No. 1	5.00	12-1-2035	5,500,000	5,686,221
King County Public Hospital District No. 1	5.00	12-1-2036	475,000	490,078
Port of Seattle Series B AMT	5.00	6-1-2049	2,000,000	2,149,789
				9,896,621
Health revenue: 1.59%
Jefferson County Public Hospital District No. 2 Series A	6.63	12-1-2043	2,250,000	2,319,761
Skagit County Public Hospital District No. 1 City of Shreveport Water & Sewer Revenue	5.50	12-1-2039	1,000,000	1,102,111
Skagit County Public Hospital District No. 1 City of Shreveport Water & Sewer Revenue	5.50	12-1-2043	1,000,000	1,084,900
Skagit County Public Hospital District No. 1 City of Shreveport Water & Sewer Revenue	5.50	12-1-2044	1,000,000	1,082,965
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-2 (SIFMA Municipal Swap+1.40%)±	4.55	1-1-2035	2,000,000	2,000,949
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center	5.00	1-1-2029	1,300,000	1,319,165
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2036	365,000	399,321
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2037	670,000	732,278
Washington Health Care Facilities Authority Seattle Children’s Hospital Obligated Group Series A	4.00	10-1-2045	2,500,000	2,481,880
				12,523,330
				35,918,463
West Virginia: 0.19%
Housing revenue: 0.19%
West Virginia Housing Development Fund Series A	4.40	11-1-2044	1,500,000	1,516,491
Wisconsin: 5.77%
Airport revenue: 0.33%
PFA Transportation Infrastructure Purpose Obligated Group Series C	5.00	7-1-2042	2,585,000	2,585,647
Education revenue: 2.01%
PFA Carolina International School Series A144A	7.20	8-1-2048	1,000,000	1,001,035
PFA Contemporary Science Center, Inc. Series A144A	4.38	7-1-2025	80,000	80,123
PFA Contemporary Science Center, Inc. Series A144A	5.38	7-1-2035	1,730,000	1,740,597
PFA Contemporary Science Center, Inc. Series A144A	5.63	7-1-2045	1,790,000	1,801,901
PFA Estancia Valley Classical Academy Series A144A	4.00	7-1-2041	3,895,000	3,116,894
PFA Founders Academy of Las Vegas Series A144A	6.38	7-1-2043	300,000	316,298
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M | 21

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
PFA Founders Academy of Las Vegas Series A144A	6.63%	7-1-2053	$600,000	$633,377
PFA Mater Academy of Nevada Series A144A%%	5.00	12-15-2044	690,000	708,099
PFA Pine Lake Preparatory, Inc.144A	4.95	3-1-2030	1,370,000	1,375,755
PFA University of Kansas	5.00	3-1-2046	5,000,000	5,080,214
				15,854,293
Health revenue: 1.35%
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2046	980,000	928,554
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2037	500,000	553,379
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2038	685,000	754,301
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series B	5.25	12-1-2048	1,000,000	1,098,559
Wisconsin HEFA Children’s Hospital of Wisconsin Obligated Group	4.00	8-15-2050	2,145,000	2,057,533
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2034	700,000	711,213
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2035	500,000	506,551
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2036	600,000	605,351
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2037	550,000	553,431
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2044	1,050,000	1,068,609
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B	5.00	7-1-2038	750,000	770,571
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2036	525,000	518,832
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2041	510,000	484,505
				10,611,389
Housing revenue: 0.30%
PFA City of Boynton Beach	5.00	7-1-2041	2,280,000	2,363,916
Industrial development revenue: 0.41%
PFA Customer Facility Charge-SA LLC Series B144A	5.50	2-1-2042	1,500,000	1,570,710
PFA Foundation of The University of North Carolina at Charlotte, Inc. Series A144A	4.00	9-1-2041	2,000,000	1,689,206
				3,259,916
Miscellaneous revenue: 0.39%
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2045	5,000,000	2,025,465
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	1,000,000	1,028,183
				3,053,648
Tax revenue: 0.98%
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2043	5,000,000	5,214,246
See accompanying notes to portfolio of investments
22 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00%	4-1-2048	$2,090,000	$2,149,320
Village of Mount Pleasant Tax Increment District No. 5 Series A (BAM Insured)	5.00	4-1-2048	330,000	340,452
				7,704,018
				45,432,827
Total municipal obligations (Cost $784,757,478)				778,973,476

		Yield	Shares
Short-term investments: 0.16%
Investment companies: 0.16%
Allspring Government Money Market Fund Select Class♠∞##		4.86	1,265,617	1,265,617
Total short-term investments (Cost $1,265,617)				1,265,617
Total investments in securities (Cost $786,023,095)	99.12%			780,239,093
Other assets and liabilities, net	0.88			6,929,401
Total net assets	100.00%			$787,168,494

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated as collateral for when-issued securities.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M | 23

Portfolio of investments—September 30, 2024 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CHF	Collegiate Housing Foundation
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
NTO	New Terminal One
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$115,253,284	$(113,987,667)	$0	$0	$1,265,617	1,265,617	$85,768
Investments in affiliates no longer held at end of period
Allspring Municipal Cash Management Money Market Fund Institutional Class	1,512,415	30,798,860	(32,311,275)	0	0	0	0	15,025
				$0	$0	$1,265,617		$100,793
See accompanying notes to portfolio of investments
24 | Allspring Managed Account CoreBuilder Shares - Series M

Notes to portfolio of investments—September 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$778,898,476	$75,000	$778,973,476
Short-term investments
Investment companies	1,265,617	0	0	1,265,617
Total assets	$1,265,617	$778,898,476	$75,000	$780,239,093
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Managed Account CoreBuilder Shares - Series M | 25